Depreciation, depletion and amortization (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 4,149	$ 4,641	$ 8,559	$ 8,824
UNITED STATES
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,721	1,897	3,600	3,633
Non-US
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	2,428	2,744	4,959	5,191
Operating segments [member] | gas & low carbon energy
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,139	1,407	2,325	2,573
Operating segments [member] | oil production & operations
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,754	1,933	3,763	3,720
Operating segments [member] | customers & products
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	1,002	1,060	1,966	2,045
Other Business And Corporate, Non-Segment
Disclosure of operating segments [line items]
Depreciation, depletion and amortization	$ 254	$ 241	$ 505	$ 486